Warrants reserve (Details 1)	6 Months Ended
Feb. 29, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants | shares	36,190,769
Exercise price | $ / shares	$ 0.62 [1]
Private Placement Financing Warrants - February 11, 2021 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	16,461,539
Exercise price | $ / shares	$ 0.80
Warrants outstanding expiry date	Feb. 11, 2026
Private Placement Financing Broker Warrants - February 11, 2021 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	1,152,307
Exercise price | $ / shares	$ 0.80
Warrants outstanding expiry date	Feb. 11, 2026
Private Placement Financing Warrants – January 26, 2022 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	17,948,718
Exercise price | $ / shares	$ 0.44
Warrants outstanding expiry date	Jan. 26, 2027
Private Placement Financing Placement Agent Warrants – January 26, 2022 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	628,205
Exercise price | $ / shares	$ 0.44
Warrants outstanding expiry date	Jan. 26, 2027

[1]	Total represents weighted average.